UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C. 20549

Form 13F

FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:	June 30, 2011

Place X if Amendment				;	Amendment Number:

This Amendment (place X in only one):		is a restatement.

						adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:		Emery Howard Portfolio Management
Address:	400 South El Camino Real, Suite 700
		San Mateo, CA  94402


Form 13F File Number: 028-14181

Central Index Key (CIK) Number:			0001495703

CIK Confirmation Code (CCC):			yxhx*8du

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:	Frank C. Marinaro
Title:	Portfolio Manager, CCO
Phone:	650-579-7100

Signature, Place, and Date of Signing


Frank C. Marinaro				San Mateo, CA					August 8, 2011
[Signature]					[City, State]					[Date]

Report Type (Place an X in only one box):

X	13F HOLDINGS REPORT

	13F NOTICE

	13F COMBINATION REPORT

List of Other Managers Reporting for this Manager:	NONE


FORM 13F SUMMARY PAGE
Report Summary:

Number of Other Included Managers: 						0
Form 13F Information Table Entry Total:						69
Form 13F Information Table Value Total:						288,786
  										(thousands)

List of Other Included Managers: NONE

EDGAR FILING DATA

Filing Contact / Notification Email Addresses:

Submission Contact Name:			Kathy Chin
Submission Contact Phone:			650-579-7100

List of Email Addresses to Receive SEC acceptance message:

frank@emeryhoward.com
kathy@emeryhoward.com


                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
ECA Marcellus Trust I          PS               26827L109      280    10597 SH       Sole                                      10597
Diamonds: Dow 30               CU               252787106     2122    17139 SH       Sole                                      17139
Powershares QQQ Trust Ser. 1   CU               73935A104     1129    19786 SH       Sole                                      19786
SPDR DJ Wilshire Intl. Real Es CU               78463X863      648    16039 SH       Sole                                      16039
SPDR DJ Wilshire REI ETF       CU               78464A607      598     8982 SH       Sole                                       8982
SPDR Energy Select Shares      CU               81369Y506      457     6066 SH       Sole                                       6066
SPDR Gold Trust                CU               78463V107      261     1785 SH       Sole                                       1785
SPDR Materials Fd Shares of Be CU               81369Y100      449    11404 SH       Sole                                      11404
SPDR S&P Int'l Small Cap       CU               78463X871     4332   136405 SH       Sole                                     136405
SPDR S&P Metals and Mining     CU               78464A755     1773    25564 SH       Sole                                      25564
SPDR S&P500                    CU               78462F103   109843   832330 SH       Sole                                     832330
Schwab Intl Equity ETF         CU               808524805     1579    54014 SH       Sole                                      54014
Vanguard Dividend Appreciation CU               921908844      391     6989 SH       Sole                                       6989
Vanguard MSCI EAFE ETF         CU               921943858    49028  1287499 SH       Sole                                    1287499
Vanguard MSCI Emerging Markets CU               922042858    14113   290276 SH       Sole                                     290276
Vanguard Mid-Cap ETF           CU               922908629    16650   207043 SH       Sole                                     207043
Vanguard REIT Index ETF        CU               922908553    14765   245668 SH       Sole                                     245668
Vanguard Small Cap             CU               922908751      973    12473 SH       Sole                                      12473
Vanguard TSM Vipers            CU               922908769      268     3923 SH       Sole                                       3923
iPath DJ AIG Agriculture Total CU               06739H206     1922    33692 SH       Sole                                      33692
iShares Dow Jones Select Divid CU               464287168      445     8416 SH       Sole                                       8416
iShares FTSE EPRA/NAREIT Globa CU               464288489      316    10054 SH       Sole                                      10054
iShares MSCI Australia         CU               464286103      230     8810 SH       Sole                                       8810
iShares MSCI Brazil F          CU               464286400      456     6211 SH       Sole                                       6211
iShares MSCI Emrg Mkt.         CU               464287234      922    19375 SH       Sole                                      19375
iShares MSCI Hong Kong         CU               464286871      216    11689 SH       Sole                                      11689
iShares MSCI Singapore         CU               464286673      226    16440 SH       Sole                                      16440
iShares Russell 1000 Index     CU               464287622    14782   200055 SH       Sole                                     200055
iShares Russell 2000 Index     CU               464287655    14823   179018 SH       Sole                                     179018
iShares TR Trust S&P 500       CU               464288273     5671    42826 SH       Sole                                      42826
iShares Tr. MSCI EAFE Index Fu CU               464287465     4310    71660 SH       Sole                                      71660
1/100 Berkshire Hathaway Cl A  CS               084990175      232      200 SH       Sole                                        200
AT&T Inc. NEW (frmrly. SBC Com CS               00206R102      580    18478 SH       Sole                                      18478
Amgen, Inc.                    CS               031162100      525     9000 SH       Sole                                       9000
Ants Software.com              CS               037271103        2    14525 SH       Sole                                      14525
Apache Corp.                   CS               037411105      236     1910 SH       Sole                                       1910
Apple Computer                 CS               037833100     2585     7700 SH       Sole                                       7700
Bank of America Corp.          CS               060505104      161    14698 SH       Sole                                      14698
Berkshire Hathaway Cl B        CS               084670207      990    12798 SH       Sole                                      12798
Cadence Design Systems         CS               127387108      497    47033 SH       Sole                                      47033
Caterpillar Inc.               CS               149123101      393     3688 SH       Sole                                       3688
Chevron Corp.                  CS               166764100     2079    20220 SH       Sole                                      20220
Cisco Systems Inc.             CS               17275R102      874    56019 SH       Sole                                      56019
Exxon Mobil                    CS               30231G102     4758    58464 SH       Sole                                      58464
General Electric Co.           CS               369604103      778    41276 SH       Sole                                      41276
Google                         CS               38259P508      870     1719 SH       Sole                                       1719
Hewlett Packard                CS               428236103      216     5931 SH       Sole                                       5931
Intel Corp.                    CS               458140100      636    28703 SH       Sole                                      28703
Intl Business Machines         CS               459200101      232     1351 SH       Sole                                       1351
Johnson & Johnson              CS               478160104      707    10630 SH       Sole                                      10630
Manulife Insurance             CS               56501R106      362    20470 SH       Sole                                      20470
Marvell Tech. Group Ltd. F     CS               G5876H105      310    21000 SH       Sole                                      21000
NetApp                         CS               64110D104      373     7063 SH       Sole                                       7063
Oracle Systems Corp.           CS               68389X105      436    13263 SH       Sole                                      13263
PG&E Corp                      CS               69331C108      316     7522 SH       Sole                                       7522
Pepsico Inc.                   CS               713448108      416     5905 SH       Sole                                       5905
Pfizer Inc.                    CS               717081103      234    11361 SH       Sole                                      11361
Philip Morris Intl. Inc.       CS               718172109      227     3400 SH       Sole                                       3400
Proctor & Gamble               CS               742718109      480     7546 SH       Sole                                       7546
Qualcomm                       CS               747525103      339     5969 SH       Sole                                       5969
Quantum Corp. DLT & Storage    CS               747906204       49    15000 SH       Sole                                      15000
Renren Inc. ADR F Spon. Class  CS               759892102       88    10000 SH       Sole                                      10000
Repro Medical System Inc.      CS               759910102        8    25000 SH       Sole                                      25000
Robert Half Int'l.             CS               770323103     1764    65244 SH       Sole                                      65244
Royal Dutch Shell A ADRF Spons CS               780259206      431     6060 SH       Sole                                       6060
United Parcel Service          CS               911312106      511     7011 SH       Sole                                       7011
Verizon                        CS               92343V104      241     6463 SH       Sole                                       6463
Wells Fargo & Company          CS               949746101      571    20356 SH       Sole                                      20356
iShares Tr. S&P Global Info. T UT               464287291      301     4930 SH       Sole                                       4930